Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2035 Fund
December 31, 2024
AFF35-NPRT3-0325
1.811337.120
Bond Funds - 28.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	2,071,967	20,015,205
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	4,507,378	33,219,374
Fidelity Series Emerging Markets Debt Fund (b)	1,788,534	14,129,421
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	483,082	4,130,353
Fidelity Series Floating Rate High Income Fund (b)	262,635	2,363,713
Fidelity Series High Income Fund (b)	1,753,761	15,099,878
Fidelity Series International Credit Fund (b)	165,487	1,365,271
Fidelity Series International Developed Markets Bond Index Fund (b)	13,732,523	119,198,302
Fidelity Series Investment Grade Bond Fund (b)	45,380,923	448,363,517
Fidelity Series Long-Term Treasury Bond Index Fund (b)	22,731,457	120,704,038
Fidelity Series Real Estate Income Fund (b)	271,771	2,668,796
TOTAL BOND FUNDS (Cost $887,898,149)		781,257,868

Domestic Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	10,626,154	169,062,108
Fidelity Advisor Series Growth Opportunities Fund (b)	7,177,182	118,782,356
Fidelity Advisor Series Small Cap Fund (b)	3,157,438	35,394,875
Fidelity Series All-Sector Equity Fund (b)	6,106,814	76,457,307
Fidelity Series Commodity Strategy Fund (b)	64,480	5,555,557
Fidelity Series Intrinsic Opportunities Fund (b)	897,549	9,540,946
Fidelity Series Large Cap Stock Fund (b)	9,909,407	227,420,890
Fidelity Series Large Cap Value Index Fund (b)	1,379,234	22,495,300
Fidelity Series Opportunistic Insights Fund (b)	6,019,065	145,601,176
Fidelity Series Small Cap Core Fund (b)	566,761	6,920,146
Fidelity Series Small Cap Discovery Fund (b)	889,410	9,676,779
Fidelity Series Small Cap Opportunities Fund (b)	3,150,524	46,092,161
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,680,863	132,627,820
Fidelity Series Value Discovery Fund (b)	8,787,951	136,213,241
TOTAL DOMESTIC EQUITY FUNDS (Cost $756,018,820)		1,141,840,662

International Equity Funds - 30.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,924,861	61,541,814
Fidelity Series Emerging Markets Fund (b)	6,194,208	53,765,726
Fidelity Series Emerging Markets Opportunities Fund (b)	11,959,462	219,097,336
Fidelity Series International Growth Fund (b)	9,010,605	157,054,853
Fidelity Series International Small Cap Fund (b)	2,339,130	37,893,908
Fidelity Series International Value Fund (b)	13,256,192	158,013,810
Fidelity Series Overseas Fund (b)	11,693,669	157,162,914
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $634,171,775)		844,530,361

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	270,000	270,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	3,190,000	3,182,101
US Treasury Bills 0% 1/30/2025 (d)	4.45	2,840,000	2,830,656
US Treasury Bills 0% 1/9/2025 (d)	4.58	190,000	189,844
US Treasury Bills 0% 2/6/2025 (d)	4.47	70,000	69,713
US Treasury Bills 0% 3/27/2025 (d)	4.28	150,000	148,534
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,689,133)			6,690,848

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,479,437)	4.36	3,478,742	3,479,438

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,288,257,314)	2,777,799,177
NET OTHER ASSETS (LIABILITIES) - 0.0%	(630,476)
NET ASSETS - 100.0%	2,777,168,701

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	198	Mar 2025	22,448,250	(742,963)	(742,963)
ICE MSCI Emerging Markets Index Contracts (United States)	686	Mar 2025	36,831,340	(1,276,295)	(1,276,295)

TOTAL EQUITY CONTRACTS					(2,019,258)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	697	Mar 2025	75,798,750	(671,950)	(671,950)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	121	Mar 2025	12,862,867	(50,266)	(50,266)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	226	Mar 2025	25,728,688	(638,470)	(638,470)

TOTAL INTEREST RATE CONTRACTS					(1,360,686)

TOTAL PURCHASED					(3,379,944)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	176	Mar 2025	52,234,600	1,531,716	1,531,716

TOTAL FUTURES CONTRACTS					(1,848,228)
The notional amount of futures purchased as a percentage of Net Assets is 6.2%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,647,849.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,445,677	56,827,832	56,794,036	145,170	(35)	-	3,479,438	3,478,742	0.0%
Total	3,445,677	56,827,832	56,794,036	145,170	(35)	-	3,479,438	3,478,742

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	173,749,173	52,965,109	40,054,066	38,910,136	6,191,671	(23,789,779)	169,062,108	10,626,154
Fidelity Advisor Series Growth Opportunities Fund	122,515,857	20,400,056	38,123,982	10,184,648	5,833,322	8,157,103	118,782,356	7,177,182
Fidelity Advisor Series Small Cap Fund	60,066,331	10,024,920	28,882,656	9,041,874	4,479,087	(10,292,807)	35,394,875	3,157,438
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	949,879	20,717,211	1,543,664	375,495	(2,455)	(105,766)	20,015,205	2,071,967
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,887,599	18,418,551	2,877,471	1,010,116	(245,320)	(963,985)	33,219,374	4,507,378
Fidelity Series All-Sector Equity Fund	57,652,380	26,578,624	10,776,697	5,018,217	544,327	2,458,673	76,457,307	6,106,814
Fidelity Series Canada Fund	65,215,971	5,410,887	10,712,863	1,839,679	1,699,902	(72,083)	61,541,814	3,924,861
Fidelity Series Commodity Strategy Fund	19,138,519	6,506,731	19,117,808	686,058	(10,471,032)	9,499,147	5,555,557	64,480
Fidelity Series Emerging Markets Debt Fund	14,733,500	1,109,584	1,797,997	609,444	(228,293)	312,627	14,129,421	1,788,534
Fidelity Series Emerging Markets Debt Local Currency Fund	4,544,717	264,185	475,648	190,771	(38,629)	(164,272)	4,130,353	483,082
Fidelity Series Emerging Markets Fund	65,079,107	2,641,998	13,880,449	1,503,595	(436,237)	361,307	53,765,726	6,194,208
Fidelity Series Emerging Markets Opportunities Fund	260,932,315	9,283,778	59,443,980	4,491,823	2,173,146	6,152,077	219,097,336	11,959,462
Fidelity Series Floating Rate High Income Fund	2,386,715	313,187	323,226	162,384	3,353	(16,316)	2,363,713	262,635
Fidelity Series Government Money Market Fund	62,879	3,118,215	3,181,094	31,278	-	-	-	-
Fidelity Series High Income Fund	14,834,887	2,102,607	2,087,477	758,441	(30,759)	280,620	15,099,878	1,753,761
Fidelity Series International Credit Fund	1,304,285	64,114	17,581	64,114	1,296	13,157	1,365,271	165,487
Fidelity Series International Developed Markets Bond Index Fund	88,074,317	42,744,014	10,480,206	3,687,338	(192,295)	(947,528)	119,198,302	13,732,523
Fidelity Series International Growth Fund	184,182,923	16,147,865	32,897,324	6,506,866	3,081,991	(13,460,602)	157,054,853	9,010,605
Fidelity Series International Small Cap Fund	43,655,922	4,485,618	7,433,328	3,627,182	1,488,856	(4,303,160)	37,893,908	2,339,130
Fidelity Series International Value Fund	185,063,498	13,145,190	32,095,038	7,130,298	6,828,692	(14,928,532)	158,013,810	13,256,192
Fidelity Series Intrinsic Opportunities Fund	-	9,676,931	-	43	-	(135,985)	9,540,946	897,549
Fidelity Series Investment Grade Bond Fund	441,724,076	63,989,061	54,052,586	14,751,722	(236,835)	(3,060,199)	448,363,517	45,380,923
Fidelity Series Large Cap Stock Fund	233,178,207	26,605,840	44,098,014	18,203,824	10,149,391	1,585,466	227,420,890	9,909,407
Fidelity Series Large Cap Value Index Fund	23,094,109	3,265,314	4,409,108	659,299	855,384	(310,399)	22,495,300	1,379,234
Fidelity Series Long-Term Treasury Bond Index Fund	153,350,772	9,858,744	35,017,996	3,586,677	(11,184,823)	3,697,341	120,704,038	22,731,457
Fidelity Series Opportunistic Insights Fund	137,818,882	28,590,036	31,613,352	9,300,869	4,987,713	5,817,897	145,601,176	6,019,065
Fidelity Series Overseas Fund	184,676,909	11,095,928	31,573,915	3,507,489	6,433,055	(13,469,063)	157,162,914	11,693,669
Fidelity Series Real Estate Income Fund	2,765,789	194,609	334,515	142,159	8,918	33,995	2,668,796	271,771
Fidelity Series Short-Term Credit Fund	101,225	319	100,927	319	2,183	(2,800)	-	-
Fidelity Series Small Cap Core Fund	6,945,069	1,921,095	2,146,120	93,146	155,078	45,024	6,920,146	566,761
Fidelity Series Small Cap Discovery Fund	-	9,856,738	-	41	-	(179,959)	9,676,779	889,410
Fidelity Series Small Cap Opportunities Fund	76,003,049	10,331,312	37,992,186	6,171,886	8,105,515	(10,355,529)	46,092,161	3,150,524
Fidelity Series Stock Selector Large Cap Value Fund	135,831,131	27,273,586	28,479,151	12,331,154	4,062,273	(6,060,019)	132,627,820	9,680,863
Fidelity Series Value Discovery Fund	139,146,424	28,403,980	29,202,716	5,347,622	1,883,074	(4,017,521)	136,213,241	8,787,951
	2,917,666,416	487,505,937	615,223,141	169,926,007	45,901,549	(68,221,870)	2,767,628,891	219,940,477

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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